Property, Plant and Equipment, Net - Summary of Changes in Property Plant and Equipment, Net (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 2,726,838,537	$ 2,729,717,092
Changes:
Increases other than those from business combinations	203,460,335	189,259,095
Increase (decrease) from net foreign exchange differences	(254,793)	(794,463)
Depreciation	(114,203,295)	(130,397,533)
(Impairment)/Reversal of impairment losses recognized in profit or loss		(30,785,531)
Disposals and withdrawals from service	(27,636,283)	(34,070,344)
Disposals	(5,545,823)
Write-offs	(26,376,154)	(34,070,344)
Other increases/decreases	4,285,694	3,910,221
Total changes	61,365,964	(2,878,555)
Ending balance	2,788,204,501	2,726,838,537
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	588,700,578	511,700,683
Changes:
Increases other than those from business combinations	203,401,391	189,236,636
Increase (decrease) from net foreign exchange differences	(101,444)	(186,893)
(Impairment)/Reversal of impairment losses recognized in profit or loss		(30,785,531)
Increases (decreases) from transfers and other changes	(207,314,070)	(34,679,145)
Increases (decreases) from transfers from construction in process	(207,314,070)	(34,679,145)
Disposals and withdrawals from service	(30,261,520)	(34,061,865)
Disposals	(5,099,800)
Write-offs	(25,106,557)	(34,061,865)
Other increases/decreases	(55,163)	(12,523,307)
Total changes	(34,275,643)	76,999,895
Ending balance	554,424,935	588,700,578
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	51,342,724	51,375,538
Changes:
Increase (decrease) from net foreign exchange differences	(25,624)	(32,814)
Increases (decreases) from transfers and other changes	776,932
Increases (decreases) from transfers from construction in process	776,932
Disposals and withdrawals from service	(30,353)
Disposals	(30,353)
Total changes	720,955	(32,814)
Ending balance	52,063,679	51,342,724
Buildings, Net [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,703,906	10,394,207
Changes:
Increase (decrease) from net foreign exchange differences	(44,699)	(59,699)
Depreciation	(629,681)	(630,602)
Total changes	(674,380)	(690,301)
Ending balance	9,029,526	9,703,906
Plant and Equipment, Net [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,033,720,809	2,109,572,014
Changes:
Increase (decrease) from net foreign exchange differences	(336,622)	(361,199)
Depreciation	(110,391,381)	(126,106,763)
Increases (decreases) from transfers and other changes	191,406,850	34,183,229
Increases (decreases) from transfers from construction in process	191,406,850	34,183,229
Disposals and withdrawals from service	2,617,378
Disposals	(453,882)
Write-offs	(1,269,597)
Other increases/decreases	4,340,857	16,433,528
Total changes	83,296,225	(75,851,205)
Ending balance	2,117,017,034	2,033,720,809
Fixtures and Fittings, Net [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	24,007,331	26,457,203
Changes:
Increases other than those from business combinations	58,944	22,459
Increase (decrease) from net foreign exchange differences	253,596	(153,858)
Depreciation	(2,327,975)	(2,805,910)
Increases (decreases) from transfers and other changes	15,130,288	495,916
Increases (decreases) from transfers from construction in process	15,130,288	495,916
Disposals and withdrawals from service	38,212	(8,479)
Disposals	38,212
Write-offs		(8,479)
Total changes	13,153,065	(2,449,872)
Ending balance	37,160,396	24,007,331
Other Property, Plant and Equipment Under Financial Lease, Net [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	19,363,189	20,217,447
Changes:
Depreciation	(854,258)	(854,258)
Total changes	(854,258)	(854,258)
Ending balance	$ 18,508,931	$ 19,363,189